Business and Business Presentation (Details) - shares	Sep. 04, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 05, 2022	Feb. 05, 2018	Sep. 02, 2014
Business and Business Presentation [Line Items]
Number of authorized shares							500,000,000
Common stock shares authorized		500,000,000	500,000,000	500,000,000
Reverse stock split description	On September 4, 2025, the Company effected a 1-for-100 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”).
Common shares outstanding		2,847,873	2,821,877	2,762,055
Common Stock, Shares, Issued		2,847,873	2,821,877	2,762,055
Common Stock [Member]
Business and Business Presentation [Line Items]
Common stock shares authorized						500,000,000	480,000,000
Common shares outstanding	100	100
Common Stock, Shares, Issued		100		2,000	20,000
Common Stock [Member] | Minimum [Member]
Business and Business Presentation [Line Items]
Common shares outstanding	284,750,832	2,847,873
Common Stock [Member] | Maximum [Member]
Business and Business Presentation [Line Items]
Common shares outstanding	2,847,873	284,750,832
Preferred Stock [Member]
Business and Business Presentation [Line Items]
Preferred stock shares authorized							20,000,000